Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		105 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Aug. 28, 2012	Jun. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Aug. 10, 2012	Aug. 28, 2012 Issuance of Equity	Jan. 31, 2013 Geological Survey Services	Jan. 31, 2012 Geological Survey Services	Jan. 31, 2013 Surface Rights Agreement Unit	Aug. 04, 2011 AuroTellurio Option Agreement	Feb. 11, 2011 AuroTellurio Option Agreement	Jan. 31, 2013 AuroTellurio Option Agreement	Jan. 31, 2013 AuroTellurio Option Agreement Year One	Jan. 31, 2013 AuroTellurio Option Agreement Following three years	Jan. 31, 2013 AuroTellurio Option Agreement First Anniversary	Jan. 31, 2013 AuroTellurio Option Agreement Second Anniversary	Jan. 31, 2013 AuroTellurio Option Agreement Third Anniversary	Jan. 31, 2013 AuroTellurio Option Agreement Fourth Anniversary
Commitments and Contingencies Disclosure [Line Items]
Purchase price, in cash						$ 40,000					$ 30,000					$ 40,000	$ 50,000	$ 70,000	$ 100,000
Purchase price, in restricted shares of common stock	250,000										250,000					250,000	300,000	350,000	500,000
Acquired interest							20.00%				20.00%		20.00%	20.00%	60.00%
Aggregate cash to be paid in acquisition			40,000	10,000	70,000								290,000
Stock to be issued in acquisition, shares													1,650,000
Cumulative exploration expenditures													3,000,000
Cumulative exploration expenditures, period										12 months			4 years
Cumulative exploration expenditures, per year			750,000										750,000
Legal and beneficial ownership interest to be acquired in the AuroTelurio Property												80.00%	80.00%
Effective date										Jun. 17, 2011
Exploration expense										14,400
Initial drilling program, meters										3,000
Total expenses		1,089,407
Mineral property expenses			$ 233,718	$ 355,653	$ 667,473			$ 85,336	$ 78,945